Shareholder Report, Line Graph (Details) - USD ($)	Jun. 30, 2024	Mar. 05, 2024	Dec. 31, 2023	Jun. 30, 2023	Mar. 21, 2023	Feb. 01, 2023	Dec. 31, 2022	Jun. 30, 2022	Feb. 28, 2022	Dec. 31, 2021	Aug. 31, 2021	Jun. 30, 2021	Feb. 28, 2021	Dec. 31, 2020	Aug. 31, 2020	Jun. 30, 2020	May 31, 2020	Feb. 28, 2020	Dec. 03, 2019	Nov. 30, 2019	May 31, 2019	Nov. 30, 2018	May 31, 2018	Nov. 30, 2017	May 31, 2017	Nov. 30, 2016	May 31, 2016	Nov. 30, 2015	May 31, 2015	Mar. 30, 2015	Nov. 30, 2014	Aug. 14, 2014
Sprott Gold Miners ETF
Account Value [Line Items]
Account Value	$ 11,490.19		$ 10,791.73	$ 11,011.8			$ 10,509.91	$ 10,199.59		$ 11,440.99		$ 11,712.59		$ 12,618.65		$ 13,021.8	$ 12,233.97			$ 9,614.85	$ 7,565.99	$ 6,246.91	$ 8,076.78	$ 8,066.98	$ 8,233.86	$ 7,792.82	$ 8,488.67	$ 5,201.54	$ 7,030.3		$ 6,976	$ 10,000
Sprott Junior Gold Miners ETF
Account Value [Line Items]
Account Value	14,795.40		14,064.46	12,735.20			13,192.31	12,608.25		18,158.37		19,084.18		21,505.14		16,259.06	14,886.68			12,855.02	10,757.11	9,185.80	12,540.76	13,350.13	13,205.95	13,762.31	13,662.22	8,126.55	11,294.46	$ 10,000.00
Sprott Energy Transition Materials ETF
Account Value [Line Items]
Account Value	8,565.11		8,840.27	8,638.36		$ 10,000.00
Sprott Lithium Miners ETF
Account Value [Line Items]
Account Value	3,985.20		6,423.14	9,238.00		10,000.00
SPROTT URANIUM MINERS ETF
Account Value [Line Items]
Account Value	45,019.20		43,560.25	29,383.19			27,765.85	25,025.11	$ 32,512.97		$ 25,512.07		$ 21,960.74		$ 13,348.00			$ 8,776.00	$ 10,000.00
Sprott Junior Uranium Miners ETF
Account Value [Line Items]
Account Value	12,436.02		12,004.72	8,430.40		10,000.00
Sprott Junior Copper Miners ETF
Account Value [Line Items]
Account Value	11,036.20		9,281.70	9,458.93		10,000.00
Sprott Nickel Miners ETF
Account Value [Line Items]
Account Value	7,708.15		8,156.78	10,381.83	$ 10,000.00
Sprott Copper Miners ETF
Account Value [Line Items]
Account Value	12,686.64	$ 10,000.00
Sprott Gold Miners ETF (Market Price)
Account Value [Line Items]
Account Value	11,485.88		10,791.73	11,011.8			10,509.91	10,199.59		11,440.99		11,712.59		12,618.65		13,021.8	12,233.97			9,614.85	7,565.99	6,246.91	8,076.78	8,066.98	8,233.86	7,792.82	8,488.67	5,201.54	7,030.3		6,976	10,000
MSCI All Country World Index [Member]
Account Value [Line Items]
Account Value	10,608.02	10,000.00
Solactive Gold Miners Custom Factors Index [Member]
Account Value [Line Items]
Account Value	12,518.84		11,709.88	11,900.57			11,301.95	10,925.48		12,125.66		12,444.14		13,353.37		13,754.41	12,919.89			10,057.54	7,839.16	6,447.55	8,305.76	8,269.26	8,411.07	7,934.69	8,613.86	5,251.55	7,080.49		6,990.48	10,000
Sprott Junior Gold Miners ETF (Market Price)
Account Value [Line Items]
Account Value	14,728.51		14,064.46	12,735.20			13,192.31	12,608.25		18,158.37		19,084.18		21,505.14		16,259.06	14,886.68			12,855.02	10,757.11	9,185.80	12,540.76	13,350.13	13,205.95	13,762.31	13,662.22	8,126.55	11,294.46	10,000.00
Solactive Junior Gold Miners Custom Factors Index [Member]
Account Value [Line Items]
Account Value	15,953.37		15,097.10	13,569.17			13,974.83	13,507.22		19,351.73		20,370.75		23,023.37		17,384.13	15,935.15			13,694.27	11,124.88	9,476.06	12,901.08	13,689.31	13,493.98	13,978.96	13,823.04	8,172.95	11,311.94	10,000.00
Sprott Energy Transition Materials ETF (Market Price)
Account Value [Line Items]
Account Value	8,580.12		8,840.27	8,638.36		10,000.00
Nasdaq Sprott Energy Transition Materials Index [Member]
Account Value [Line Items]
Account Value	8,736.25		8,986.32	8,706.24		10,000.00
Sprott Lithium Miners ETF (Market Price)
Account Value [Line Items]
Account Value	3,980.11		6,423.14	9,238.00		10,000.00
Nasdaq Sprott Lithium Miners Index [Member]
Account Value [Line Items]
Account Value	3,957.03		6,406.05	9,279.21		10,000.00
Sprott Junior Uranium Miners ETF (Market Price)
Account Value [Line Items]
Account Value	12,251.18		12,004.72	8,430.40		10,000.00
Nasdaq Sprott Junior Uranium Miners Index [Member]
Account Value [Line Items]
Account Value	12,532.52		12,067.68	8,474.03		10,000.00
Sprott Junior Copper Miners ETF (Market Price)
Account Value [Line Items]
Account Value	10,995.86		9,281.70	9,458.93		10,000.00
Nasdaq Sprott Junior Copper Miners Index [Member]
Account Value [Line Items]
Account Value	11,425.18		9,662.65	9,442.12		10,000.00
Sprott Nickel Miners ETF (Market Price)
Account Value [Line Items]
Account Value	7,673.20		8,156.78	10,381.83	10,000.00
Nasdaq Sprott Nickel Miners Index [Member]
Account Value [Line Items]
Account Value	7,767.16		8,203.36	10,446.07	10,000.00
Sprott Copper Miners ETF (Market Price)
Account Value [Line Items]
Account Value	12,717.12	10,000.00
Nasdaq Sprott Copper Miners Index [Member]
Account Value [Line Items]
Account Value	12,686.89	$ 10,000.00
MSCI All Country World Index 1 [Member]
Account Value [Line Items]
Account Value	22,386.89		20,113.86	18,753.08			16,459.54	16,093.04		20,162.11		19,101.68		17,009.08		13,716.07	13,291.37			14,133.15	12,606.82	12,432.68	12,771.98	12,555.67	11,420.24	10,073.47	9,716.92	9,715.99	10,273.83		$ 9,964.07	$ 10,000
MSCI All Country World Index 2 [Member]
Account Value [Line Items]
Account Value	22,218.80		19,962.84	18,612.27			16,335.95	15,972.21		$ 20,010.72		$ 18,958.25		$ 16,881.37		$ 13,613.08	$ 13,191.58			$ 14,027.03	$ 12,512.16	$ 12,339.33	$ 12,676.08	$ 12,461.39	$ 11,334.49	$ 9,997.83	$ 9,643.96	$ 9,643.03	$ 10,196.68	$ 10,000.00
MSCI All Country World Index 3 [Member]
Account Value [Line Items]
Account Value	12,575.97		11,299.08	10,534.65		10,000.00
MSCI All Country World Index 4 [Member]
Account Value [Line Items]
Account Value	12,575.97		11,299.08	10,534.65		10,000.00
Sprott Uranium Miners ETF (Market Price)
Account Value [Line Items]
Account Value	44,665.79		43,560.25	29,383.19			27,765.85	25,025.11	32,512.97		25,512.07		21,960.74		13,348.00			8,776.00	10,000.00
MSCI All Country World Index 5 [Member]
Account Value [Line Items]
Account Value	16,023.69		14,396.75	13,422.75			11,781.12	11,518.79	13,368.11		14,111.02		12,399.81		10,969.32			9,520.04	10,000.00
North Shore Global Uranium Mining Index [Member]
Account Value [Line Items]
Account Value	46,769.72		45,227.65	30,323.37			$ 28,537.55	$ 25,534.80	$ 33,212.77		$ 25,965.88		$ 22,316.97		$ 13,483.46			$ 8,837.52	$ 10,000.00
MSCI All Country World Index 6 [Member]
Account Value [Line Items]
Account Value	12,575.97		11,299.08	10,534.65		10,000.00
MSCI All Country World Index 7 [Member]
Account Value [Line Items]
Account Value	12,575.97		11,299.08	10,534.65		$ 10,000.00
MSCI All Country World Index 8 [Member]
Account Value [Line Items]
Account Value	$ 13,076.53		$ 11,748.82	$ 10,953.96	$ 10,000.00